REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 - REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Equity-Based Compensation

Errors were identified in the historical financial statements related to the valuation and expense of equity-based compensation for management and the members of the Company’s board of directors. The Company accounts for stock-based compensation in accordance with ASC 718. Under the provisions of ASC 718, stock-based compensation cost is estimated at the grant date based on the award’s fair value and is recognized as expense over the requisite service period. At the date of grant, the Company determines the fair value of the stock option award using the Black Scholes option pricing model.

The Company made errors in the application of the Black Scholes option valuation model by applying an inappropriate methodology in determining the expected term of granted options. Based on the limited history relating to exercises of options, the Company determined that the best method for determining the expected life of an option grant is the simplified method. After recalculating the valuations and reviewing the periodic reported expense for all the options issued as equity-based compensation, the Company concluded that, in aggregate, it had overstated the equity-based compensation. In accordance with SEC Staff Accounting Bulletin No. 99, Materiality, and SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements; the Company evaluated the change and has determined that the related impact was not material to any previously presented financial statements. As such the Company corrected the error in the consolidated financial statements for the year ended December 31, 2021.

The impact of the revision on the Company’s previously released financial statements that are referenced in this form 10-K are reflected in the following tables.

CONSOLIDATED BALANCE SHEET as of December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Additional paid-in capital	$114,259,830	$(1,167,804)	$113,092,026
Accumulated deficit	(108,227,041)	1,167,804	(107,059,237)

CONSOLIDATED STATEMENTS OF OPERATIONS for the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
General and Administrative	$6,932,921	$(238,302)	$6,694,619
Research and Development	2,119,684	(169,184)	1,950,500
Total costs and expenses	9,052,605	(407,486)	8,645,119
LOSS FROM OPERATIONS	(9,052,605)	407,486	(8,645,119)
NET LOSS	(9,163,366)	407,485	(8,775,881)
BASIC AND DILUTED LOSS PER SHARE	$(1.20)	$0.05	$(1.15)
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) For the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Balance, December 30, 2020 - Additional Paid in Capital	$87,747,898	$(760,319)	$86,987,579
Balance, December 30, 2020 - Accumulated Deficit	(99,063,675)	760,319	(98,303,356)
Employee and director equity-based compensation - Additional Paid in Capital	3,377,512	(407,485)	2,970,027
Employee and director equity-based compensation - Total	3,377,512	(407,485)	2,970,027
Net loss for the year ended December 31, 2021 - Accumulated Deficit	(9,163,366)	407,485	(8,775,881)
Net loss for the year ended December 31, 2021 - Total	(9,163,366)	407,485	(8,775,881)
Balance, December 31, 2021 - Additional Paid in Capital	114,259,830	(1,167,804)	113,092,026
Balance, December 31, 2021 - Accumulated Deficit	$(108,227,041)	$1,167,804	$(107,059,237)

CONSOLIDATED STATEMENT OF CASH FLOWS for the Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Revised
Net Loss	$(9,163,366)	$407,485	$(8,775,881)
Employee and director equity compensation	3,377,512	(407,485)	2,970,027